Condensed Consolidated Statement Of Financial Position - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,979	$ 1,740
Receivables	1,459	1,517
Inventories	719	616
Other financial assets	154	209
Assets held for sale	1,378	826
Tax receivable	306	118
Other assets	57	92
Total current assets	6,052	5,118
Non-current assets
Receivables	790	839
Inventories	183	120
Other financial assets	106	120
Exploration and evaluation assets	714	668
Oil and gas properties	40,125	40,791
Deferred tax assets	1,969	1,717
Lease assets	1,187	1,230
Investments accounted for using the equity method	248	249
Goodwill	3,697	3,995
Other assets	571	514
Total non-current assets	49,590	50,243
Total assets	55,642	55,361
Current liabilities
Payables	1,597	1,724
Interest-bearing liabilities	992	0
Other financial liabilities	152	67
Liabilities directly associated with assets held for sale	119	94
Provisions	1,223	1,506
Tax payable	416	1,108
Lease liabilities	217	298
Other liabilities	165	185
Total current liabilities	4,881	4,982
Non-current liabilities
Interest-bearing liabilities	4,830	4,883
Deferred tax liabilities	1,312	1,627
Other financial liabilities	203	42
Provisions	6,454	6,451
Tax payable	39	40
Lease liabilities	1,328	1,317
Other liabilities	766	849
Total non-current liabilities	14,932	15,209
Total liabilities	19,813	20,191
Net assets	35,829	35,170
Equity
Issued and fully paid shares	29,001	29,001
Shares reserved for employee share plans	(65)	(49)
Other reserves	4,726	5,261
Retained earnings	1,408	186
Equity attributable to equity holders of the parent	35,070	34,399
Non-controlling interest	759	771
Total equity	$ 35,829	$ 35,170